Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and packaging	$ 102,428
Finished goods	20,091
Inventories	$ 122,519